Intangible and Other Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Intangible Assets Disclosure [Line Items]
Internet domain names	$ 14,910	$ 15,256
Less accumulated amortization	(14,590)	(14,535)
Internet domain names, net	320	721
Registration fees, net	9	1,142
Other	282	328
Total intangibles and other assets, net	$ 611	$ 2,191